Financial instruments - Liquidity risk (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Debt	$ 0
Liquidity risk
Financial instruments
Debt	0
Liquidity risk | Credit facilities
Financial instruments
Debt	0
Borrowings capacity	3,000,000
Liquidity risk | Financial institutions
Financial instruments
Borrowings capacity in principle	$ 132,400,000	$ 47,000,000